VictoryShares Core Plus Intermediate Bond ETF Expense Example - VictoryShares Core Plus Intermediate Bond ETF - VictoryShares Core Plus Intermediate Bond ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	139
Expense Example, with Redemption, 5 Years	247
Expense Example, with Redemption, 10 Years	$ 562